RELATED PARTY TRANSACTIONS (Details 4) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 731	$ 602	$ 40
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	0	0	40
Hollycon [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 731	$ 602	$ 0